VMA-Q3

Quarterly Report
September 30, 2025
MFS®  Moderate
Allocation Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 38.9%
MFS Global Governments Portfolio - Initial Class	4,930,714	$43,587,514
MFS Government Securities Portfolio - Initial Class	7,716,608	82,644,872
MFS High Yield Portfolio - Initial Class	8,648,392	43,414,927
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,425,768	43,568,914
MFS Limited Maturity Portfolio - Initial Class	2,583,221	26,090,535
MFS Total Return Bond Series - Initial Class	8,567,622	99,984,151
		$339,290,913
International Equity Funds – 14.6%
MFS International Growth Portfolio - Initial Class	1,539,725	$27,222,336
MFS International Intrinsic Value Portfolio - Initial Class	769,617	27,305,990
MFS Research International Portfolio - Initial Class	3,656,051	72,536,056
		$127,064,382
Non-Traditional Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	2,051,675	$26,261,436
U.S. Equity Funds – 41.5%
MFS Growth Series - Initial Class	1,054,937	$72,083,822
MFS Mid Cap Growth Series - Initial Class	7,205,515	60,598,379
MFS Mid Cap Value Portfolio - Initial Class	6,108,803	61,088,032
MFS New Discovery Series - Initial Class (a)	870,645	13,033,565
MFS New Discovery Value Portfolio - Initial Class	1,756,743	12,929,628
MFS Research Series - Initial Class	2,112,913	63,302,869
MFS Value Series - Initial Class	3,605,140	78,592,060
		$361,628,355
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.19% (v)	17,431,666	$17,433,409
Total Mutual Funds		$871,678,495

Other Assets, Less Liabilities – (0.0)%		(49,918)
Net Assets – 100.0%		$871,628,577

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $871,678,495.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$871,678,495	$—	$—	$871,678,495
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$45,243,286	$4,128,451	$7,960,733	$(2,203,122)	$4,379,632	$43,587,514
MFS Global Real Estate Portfolio	26,177,759	1,484,575	2,218,001	152,364	664,739	26,261,436
MFS Government Securities Portfolio	86,519,412	10,863,494	15,931,690	(3,422,437)	4,616,093	82,644,872
MFS Growth Series	73,211,318	20,405,308	19,943,864	7,521,574	(9,110,514)	72,083,822
MFS High Yield Portfolio	45,622,949	4,507,982	6,696,487	(966,796)	947,279	43,414,927
MFS Inflation-Adjusted Bond Portfolio	45,192,483	4,047,488	7,425,977	(2,427,824)	4,182,744	43,568,914
MFS Institutional Money Market Portfolio	22,959,638	2,310,844	7,834,382	(492)	(2,199)	17,433,409
MFS International Growth Portfolio	26,928,835	2,365,900	5,324,149	1,351,599	1,900,151	27,222,336
MFS International Intrinsic Value Portfolio	26,961,665	2,553,385	7,165,545	2,481,799	2,474,686	27,305,990
MFS Limited Maturity Portfolio	27,448,215	3,362,073	4,726,650	(15,921)	22,818	26,090,535
MFS Mid Cap Growth Series	61,684,797	15,800,071	13,740,263	2,745,262	(5,891,488)	60,598,379
MFS Mid Cap Value Portfolio	61,208,185	10,386,294	8,003,884	1,190,185	(3,692,748)	61,088,032
MFS New Discovery Series	13,057,402	1,563,745	3,020,564	29,503	1,403,479	13,033,565
MFS New Discovery Value Portfolio	13,033,652	3,064,342	2,157,705	3,350	(1,014,011)	12,929,628
MFS Research International Portfolio	71,790,353	2,402,204	12,530,277	2,867,125	8,006,651	72,536,056
MFS Research Series	64,661,953	20,123,540	13,832,116	3,529,788	(11,180,296)	63,302,869
MFS Total Return Bond Series	104,641,931	12,221,913	18,396,678	(2,800,911)	4,317,896	99,984,151
MFS Value Series	79,360,478	9,112,399	11,110,998	2,687,220	(1,457,039)	78,592,060
	$895,704,311	$130,704,008	$168,019,963	$12,722,266	$567,873	$871,678,495

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$780,764	$—
MFS Global Real Estate Portfolio	446,555	—
MFS Government Securities Portfolio	3,604,742	—
MFS Growth Series	—	12,468,624
MFS High Yield Portfolio	2,937,017	—
MFS Inflation-Adjusted Bond Portfolio	1,482,876	—
MFS Institutional Money Market Portfolio	650,581	—
MFS International Growth Portfolio	420,657	1,262,503
MFS International Intrinsic Value Portfolio	489,467	1,393,397

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Limited Maturity Portfolio	$1,155,776	$—
MFS Mid Cap Growth Series	—	9,929,612
MFS Mid Cap Value Portfolio	1,033,150	5,045,996
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	519,770	1,141,637
MFS Research International Portfolio	1,030,615	—
MFS Research Series	1,790,465	13,472,346
MFS Total Return Bond Series	4,463,661	—
MFS Value Series	1,366,509	5,733,086
	$22,172,605	$50,447,201